EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.80%
140,300	RPM International Inc	$ 11,688,393
Communications — 4.08%
254,500	Corning Inc	7,385,590
245,200	Liberty Media Corp-Liberty Formula One Class C(a)	14,344,200
84,200	Match Group Inc(a)	4,020,550
75,700	Spotify Technology SA(a)	6,532,910
339,500	Trade Desk Inc Class A(a)	20,285,125
66	Venture Global LNG Inc Series B(a)(b)(c)	976,486
410	Venture Global LNG Inc Series C(a)(b)(c)	6,066,048
		59,610,909
Consumer, Cyclical — 14.65%
226,400	Bath & Body Works Inc	7,380,640
144,100	Burlington Stores Inc(a)	16,123,349
83,900	Casey's General Stores Inc	16,991,428
12,800	Chipotle Mexican Grill Inc(a)	19,235,328
14,000	Deckers Outdoor Corp(a)	4,376,540
84,900	Dollar General Corp	20,364,114
113,200	Dollar Tree Inc(a)	15,406,520
34,000	Domino's Pizza Inc	10,546,800
226,200	DraftKings Inc Class A(a)(d)	3,424,668
56,900	Five Below Inc(a)	7,833,423
189,600	Hilton Worldwide Holdings Inc	22,869,552
11,100	Lululemon Athletica Inc(a)	3,103,116
509,100	MGM Resorts International	15,130,452
39,200	On Holding AG Class A(a)	629,160
19,600	O'Reilly Automotive Inc(a)	13,785,660
157,373	Rivian Automotive Inc Class A(a)	5,179,145
72,600	Ross Stores Inc	6,118,002
475,300	Southwest Airlines Co(a)	14,658,252
42,300	Vail Resorts Inc	9,121,572
55,393	Warby Parker Inc Class A(a)(d)	738,943
7,000	Yum! Brands Inc	744,380
		213,761,044
Consumer, Non-Cyclical — 30.74%
270,000	Acadia Healthcare Co Inc(a)	21,108,600
78,005	agilon health Inc(a)(d)	1,826,877
177,300	Alcon Inc(d)	10,315,314
128,500	Alkermes PLC(a)	2,869,405
89,800	Alnylam Pharmaceuticals Inc(a)	17,974,368
48,775	Apellis Pharmaceuticals Inc(a)	3,331,333
36,580	Argenx SE ADR(a)	12,914,569
13,200	Ascendis Pharma A/S ADR(a)	1,363,032
934,800	Avantor Inc(a)	18,322,080
107,300	Avery Dennison Corp	17,457,710
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
22,459	Boston Beer Co Inc Class A(a)	$ 7,268,855
96,200	Bright Horizons Family Solutions Inc(a)	5,545,930
389,100	Bruker Corp	20,645,646
296,400	Catalent Inc(a)	21,447,504
559,183	Clarivate PLC(a)	5,250,728
67,500	Cooper Cos Inc	17,813,250
231,358	CoStar Group Inc(a)	16,114,085
33,612	CRISPR Therapeutics AG(a)	2,196,544
110,900	DENTSPLY SIRONA Inc	3,144,015
94,900	Equifax Inc	16,268,707
83,100	Exact Sciences Corp(a)	2,699,919
134,100	Exelixis Inc(a)	2,102,688
99,100	FleetCor Technologies Inc(a)	17,458,447
662,000	Hologic Inc(a)	42,712,240
50,400	ICU Medical Inc(a)	7,590,240
238,400	Ionis Pharmaceuticals Inc(a)	10,544,432
7,789	Karuna Therapeutics Inc(a)	1,751,980
56,600	MarketAxess Holdings Inc	12,592,934
28,800	Molina Healthcare Inc(a)	9,499,392
858,600	Multiplan Corp(a)(d)	2,455,596
28,000	Neurocrine Biosciences Inc(a)	2,973,880
46,037	Olaplex Holdings Inc(a)	439,653
43,800	Paylocity Holding Corp(a)	10,581,204
49,000	Perrigo Co PLC	1,747,340
124,483	QuidelOrtho Corp(a)	8,898,045
222,600	Reynolds Consumer Products Inc(d)	5,789,826
45,000	Seagen Inc(a)	6,157,350
142,953	Teleflex Inc	28,799,312
198,400	TransUnion	11,802,816
155,913	TreeHouse Foods Inc(a)	6,613,830
37,800	Ultragenyx Pharmaceutical Inc(a)	1,565,298
22,200	United Rentals Inc(a)	5,996,664
78,600	Verisk Analytics Inc	13,403,658
45,198	West Pharmaceutical Services Inc	11,122,324
		448,477,620
Energy — 2.26%
84,900	Cheniere Energy Inc	14,085,759
255,000	Coterra Energy Inc	6,660,600
42,200	Pioneer Natural Resources Co	9,137,566
141,000	Shoals Technologies Group Inc Class A(a)	3,038,550
		32,922,475
Financial — 4.91%
119,000	Assurant Inc	17,287,130
202,800	Axis Capital Holdings Ltd	9,967,620
67,100	Cboe Global Markets Inc	7,875,527
7,000	Intercontinental Exchange Inc	632,450
70,600	Kemper Corp	2,912,956
369,500	KKR & Co Inc	15,888,500

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
55,750	Raymond James Financial Inc	$ 5,509,215
204,000	Tradeweb Markets Inc Class A	11,509,680
		71,583,078
Industrial — 19.38%
265,100	Agilent Technologies Inc	32,222,905
153,900	Amphenol Corp Class A	10,305,144
424,507	Ball Corp(a)	20,512,179
112,100	BWX Technologies Inc	5,646,477
141,500	Cognex Corp	5,865,175
168,784	Enovis Corp(a)	7,775,879
166,984	Esab Corp	5,570,586
339,600	Fortive Corp	19,798,680
56,300	IDEX Corp	11,251,555
774,600	Ingersoll Rand Inc	33,509,196
150,000	JB Hunt Transport Services Inc	23,463,000
146,700	Keysight Technologies Inc(a)	23,084,712
12,000	Littelfuse Inc	2,384,280
49,468	Martin Marietta Materials Inc	15,933,148
249,000	National Instruments Corp	9,397,260
301,400	Sealed Air Corp	13,415,314
601,500	Textron Inc	35,043,390
56,200	Waste Connections Inc	7,594,306
		282,773,186
Technology — 18.28%
62,300	Atlassian Corp PLC Class A(a)	13,119,757
41,900	Bill.com Holdings Inc(a)	5,546,303
226,400	Black Knight Inc(a)	14,654,872
33,900	Broadridge Financial Solutions Inc	4,892,448
831,135	CCC Intelligent Solutions Holdings Inc(a)	7,563,328
95,071	Clear Secure Inc Class A(a)(d)	2,173,323
64,700	Crowdstrike Holdings Inc Class A(a)	10,663,207
69,500	DocuSign Inc(a)	3,716,165
111,300	Doximity Inc Class A(a)(d)	3,363,486
25,500	Fair Isaac Corp(a)	10,506,255
452,800	Fortinet Inc(a)	22,246,064
72,200	KLA Corp	21,849,886
147,400	Lattice Semiconductor Corp(a)	7,253,554
61,200	Leidos Holdings Inc	5,353,164
651,600	Marvell Technology Inc	27,960,156
632,300	Microchip Technology Inc	38,589,269
7,000	MongoDB Inc(a)	1,389,920
97,900	PTC Inc(a)	10,240,340
36,300	Roper Technologies Inc	13,054,932
128,176	SentinelOne Inc Class A(a)	3,276,179
56,600	Synopsys Inc(a)	17,291,866
28,835	Thoughtworks Holding Inc(a)	302,479
105,900	Veeva Systems Inc Class A(a)	17,460,792
Shares		Fair Value
Technology — (continued)
207,388	Vimeo Inc(a)	$ 829,552
33,800	Wolfspeed Inc(a)	3,493,568
		266,790,865
TOTAL COMMON STOCK — 95.10% (Cost $1,315,003,771)		$1,387,607,570
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.12%
3,843	Maplebear Inc DBA Instacart Series I 0.00%(b)(c)	186,309
47,688	Sila Nanotechnologies Inc Series F 0.00%(b)(c)	1,486,435
		1,672,744
Technology — 0.04%
10,953	Databricks Inc Series G 0.00%(b)(c)	605,627
TOTAL CONVERTIBLE PREFERRED STOCK — 0.16% (Cost $3,096,163)		$2,278,371
GOVERNMENT MONEY MARKET MUTUAL FUNDS
415,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(e), 2.57%(f)	415,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.03% (Cost $415,000)		$415,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.70%
$2,508,254	Undivided interest of 2.12% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $2,508,254 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(e)	2,508,254

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,508,254	Undivided interest of 2.14% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $2,508,254 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(e)	$ 2,508,254
2,508,254	Undivided interest of 2.14% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $2,508,254 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(e)	2,508,254
2,508,254	Undivided interest of 2.65% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $2,508,254 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(e)	2,508,254
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 113,372	Undivided interest of 54.27% in a repurchase agreement (principal amount/value $209,543 with a maturity value of $209,595) with Credit Agricole Securities (USA) Inc, 2.95%, dated 9/30/22 to be repurchased at $113,372 on 10/3/22 collateralized by U.S. Treasury securities, 0.25% - 1.50%, 2/15/25 - 4/30/28, with a value of $213,734.(e)	$ 113,372
TOTAL SHORT TERM INVESTMENTS — 0.70% (Cost $10,146,388)		$10,146,388
TOTAL INVESTMENTS — 95.99% (Cost $1,328,661,322)		$1,400,447,329
OTHER ASSETS & LIABILITIES, NET — 4.01%		$58,571,986
TOTAL NET ASSETS — 100.00%		$1,459,019,315

(a)	Non-income producing security.
(b)	Security is fair valued using significant unobservable inputs.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	All or a portion of the security is on loan at September 30, 2022.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of September 30, 2022.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
At September 30, 2022, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Venture Global LNG Inc Series B(a)(b)	03/08/2018	$199,320	$976,486	0.07%
Venture Global LNG Inc Series C(a)(b)	10/16/2017-03/08/2018	1,504,805	6,066,048	0.41
Convertible Preferred Stock
Databricks Inc Series G(b)	02/01/2021	647,570	605,627	0.04
Maplebear Inc DBA Instacart Series I(b)	02/26/2021	480,375	186,309	0.02
Sila Nanotechnologies Inc Series F(b)	01/07/2021	1,968,218	1,486,435	0.10
		$4,800,288	$9,320,905	0.64%
(a)	Non-income producing security.
(b)	Security is fair valued using significant unobservable inputs.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,380,565,036	$—	$7,042,534	$1,387,607,570
Convertible Preferred Stock	—	—	2,278,371	2,278,371
Government Money Market Mutual Funds	415,000	—	—	415,000
Short Term Investments	—	10,146,388	—	10,146,388
Total Assets	$1,380,980,036	$10,146,388	$9,320,905	$1,400,447,329
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2022